Borrowings - Changes in the carrying values of borrowings (Details) $ in Millions, $ in Millions				12 Months Ended
	Jun. 17, 2025 USD ($)	Jun. 17, 2025 CAD ($)	Jul. 19, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Changes in the carrying values of borrowings
Balance - January 1				$ 11,753.7	$ 9,723.5
Cash inflows from issuances				2,062.6	3,811.8
Cash outflows from repayments				(772.1)	(1,875.0)
Net cash inflows (outflows) from credit facilities and short term loans				324.3	(51.2)
Non-cash changes:
Acquisition of subsidiaries					466.6
Deconsolidation of subsidiary				(135.2)
Foreign exchange effect and other				409.6	(322.0)
Balance - December 31				13,642.9	11,753.7
Borrowings, Principal				13,743.3	11,874.1
Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Non-cash changes:
Transfer	$ 335.9	$ 456.0
Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Non-cash changes:
Transfer	185.6	251.9
Holding company
Changes in the carrying values of borrowings
Balance - January 1				7,882.4	6,928.9
Cash inflows from issuances				1,393.3	2,430.9
Cash outflows from repayments				(165.0)	(702.1)
Non-cash changes:
Transfer				(519.8)	(594.2)
Foreign exchange effect and other				257.2	(181.1)
Balance - December 31				8,848.1	7,882.4
Borrowings, Principal				8,922.7	7,976.1
Holding company | Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Non-cash changes:
Transfer	335.9	456.0
Borrowings, Principal		$ 450.0
Interest rate		4.73%
Holding company | Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Non-cash changes:
Transfer	$ 185.6	$ 251.9
Borrowings, Principal		$ 250.0
Interest rate		5.23%
Insurance and reinsurance companies
Changes in the carrying values of borrowings
Balance - January 1				975.8	895.6
Cash inflows from issuances				65.5
Cash outflows from repayments				(47.1)	(507.7)
Net cash inflows (outflows) from credit facilities and short term loans				84.9
Non-cash changes:
Transfer				519.8	594.2
Foreign exchange effect and other				8.7	(6.3)
Balance - December 31				1,607.6	975.8
Borrowings, Principal				1,607.5	979.2
Insurance and reinsurance companies | Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Non-cash changes:
Balance - December 31				331.4
Borrowings, Principal				$ 328.3		$ 450.0
Interest rate				4.73%		4.73%
Insurance and reinsurance companies | Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Non-cash changes:
Balance - December 31				$ 183.1
Borrowings, Principal				$ 182.4		$ 250.0
Interest rate				5.23%		5.23%
Insurance and reinsurance companies | Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055
Changes in the carrying values of borrowings
Balance - January 1				$ 594.2
Non-cash changes:
Balance - December 31				594.3	594.2
Cash received from holding company			$ 596.6
Borrowings, Principal			$ 600.0	$ 600.0	$ 600.0
Interest rate			6.10%	6.10%	6.10%	6.10%
Non-insurance companies
Changes in the carrying values of borrowings
Balance - January 1				$ 2,895.5	$ 1,899.0
Cash inflows from issuances				603.8	1,380.9
Cash outflows from repayments				(560.0)	(665.2)
Net cash inflows (outflows) from credit facilities and short term loans				239.4	(51.2)
Non-cash changes:
Acquisition of subsidiaries					466.6
Deconsolidation of subsidiary				(135.2)
Foreign exchange effect and other				143.7	(134.6)
Balance - December 31				3,187.2	2,895.5
Borrowings, Principal				$ 3,213.1	$ 2,918.8